Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Schedule of property, plant and equipment
	Furniture and	Computer	Facility and	Production
	fixtures	equipment	related	equipment	Land	Total
	$	$	$	$	$	$
Cost
Balance, December 31, 2017	123,218	—	7,068,820	—	1,100,000	8,292,038
Additions	209,795	220,150	3,350,156	252,731	—	4,032,832
Balance, December 31, 2018	333,013	220,150	10,418,976	252,731	1,100,000	12,324,870
Additions	126,425	73,183	142,824	191,686	—	534,118
Impairment	(86,730)	—	(101,683)	(26,643)	—	(215,056)
Balance, December 31, 2019	372,708	293,333	10,460,117	417,774	1,100,000	12,643,932
Accumulated depreciation
Balance, December 31, 2017	—	—	—	—	—	—
Depreciation	76,179	66,045	—	40,970	—	183,194
Balance, December 31, 2018	76,179	66,045	—	40,970	—	183,194
Depreciation	100,652	68,186	439,903	87,084	—	695,825
Impairment	(27,754)	—	(5,084)	(6,394)	—	(39,232)
Balance, December 31, 2019	149,077	134,231	434,819	121,660	—	839,787
Carrying value
Balance, December 31, 2018	256,834	154,105	10,418,976	211,761	1,100,000	12,141,676
Balance, December 31, 2019	223,631	159,102	10,025,298	296,114	1,100,000	11,804,145